Business Combinations - Narrative (Details) $ in Thousands					1 Months Ended	6 Months Ended
	Jun. 15, 2018 ship credit_facility T	Jun. 14, 2018 USD ($)	Jun. 12, 2018 USD ($) shares	Jun. 11, 2018 USD ($) ship T shares	Jun. 30, 2018 USD ($) ship	Jun. 30, 2018 USD ($) ship	Jun. 30, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Number of VLCC sold | ship	6
Identifiable assets acquired (liabilities assumed)					$ 589,703	$ 589,703
Proceeds from sale of vessel							$ 20,818
Target leverage percentage	50.00%
Early repayments						598,210
Bargain purchase						36,280	$ 0	[1],[2]
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Portion of outstanding shares cast vote				81.00%
Portion of outstanding shares vote to approve measure				98.00%
Number of credit facilities | credit_facility	3
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Ratio				0.7272
Issued Euronav shares (in shares) | shares			60,815,764	60,900,000
Premium on stock exchange ratio				35.00%
Proportion of ownership interest in subsidiary			72.00%
Proportion of ownership interests held by non-controlling interests			28.00%
Identifiable assets acquired (liabilities assumed)				$ 448,724
Revenue of acquiree since acquisition date					6,990
Profit of acquiree since acquisition date					$ (3,400)
Profit of combined entity as if combination occurred at beginning of period						(100,840)
Legal fees						5,000
Number of credit facilities assumed in business combination | credit_facility	2
Revenue of combined entity as if combination occurred at beginning of period						268,250
Tankers | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				29
Vessel, mass | T				7,400,000
VLCCs
Disclosure of detailed information about business combination [line items]
Proceeds from sale of vessel		$ 120,000
Increase in other receivable from sale of vessel						$ 21,000
VLCCs | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				21
Suezmax Vessels | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				6
Panamax Vessels | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				2
Eco VLCC | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				19
Very Large Crude Carrier And Suezmax
Disclosure of detailed information about business combination [line items]
Number of ships | ship					74	74
Floating Storage And Offloading
Disclosure of detailed information about business combination [line items]
Number of ships | ship					2	2
Gener8 Miltiades | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	301,038
Gener8 Chiotis | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,973
Gener8 Success | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,932
Gener8 Andriotis | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	301,014
Gener8 Strength | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,960
Gener8 Supreme | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,933
Convertible and other Notes
Disclosure of detailed information about business combination [line items]
Early repayments			$ 205,700			$ 205,710

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.